Summary of Business and Significant Accounting Policies - Recent Accounting Standards - ASU 2016-09 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Recent Accounting Standards
(Benefit) provision for income taxes	$ (87,148)	$ 28,762	$ 46,958
Unrecognized tax benefits	76,848	59,242	48,561
Excess tax (costs) benefits from stock-based compensation, operating	3,918	(6,980)	7,628
Employee withholding taxes paid, financing activities	4,117	4,840	6,502
Adjustments for New Accounting Principle, Early Adoption | Accounting Standards Update 2016-09
Recent Accounting Standards
(Benefit) provision for income taxes	(3,900)
Unrecognized tax benefits	11,100
Excess tax (costs) benefits from stock-based compensation, operating		7,000	(7,600)
Excess tax (costs) benefits from stockbased compensation, financing		(7,000)	$ 7,600
Employee withholding taxes paid, operating activities	(4,800)	(6,500)
Employee withholding taxes paid, financing activities	$ 4,800	$ 6,500